GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
GOING CONCERN
GOING CONCERN

NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

We incurred $1,702,292 and ($2,836,060), respectively, in net income and net loss, and we used $294,977 and $483,008, respectively, in cash for operations for the six months ended June 30, 2024 and 2023. We calculate the net cash used by operating activities by decreasing, or increasing in case of gain, our let loss by those items that do not require the use of cash such as depreciation, amortization, research and development, derivative expense or gain, gain on extinguishment of debt and share-based compensation which totaled to a net $4,620,650 for 2024 and $1,349,101 for 2023.

In addition, we report increases and reductions in liabilities as uses of cash and decreases assets and increases in liabilities as sources of cash, together referred to as changes in operating assets and liabilities.  For the six months ended June 30, 2024, we had a net change in our assets and liabilities of $2,623,381 primarily from an increase in accounts payable from lag of payments for accounts payable for cash flow considerations and increase in prepaid expenses.  For the six months ended June 30, 2023 we had a net change to our assets and liabilities of $909,003 for similar reasons.

Cash flows from financing activities were $278,275 and $403,196 for the six months ended June 30, 2024 and 2023, respectively.  These cash flows were generated primarily from proceeds from convertible notes and notes payable from related parties.

Cash flows used in investing activities were $0 and $0, respectively, for the six months ended June 30, 2024 and 2023.

These factors raise substantial doubt about the ability of the Company to continue as a going concern for a period of one year from the issuance of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In order for us to continue as a going concern for a period of one year from the issuance of these financial statements, we will need to obtain additional debt or equity financing and look for companies with cash flow positive operations that we can acquire. There can be no assurance that we will be able to secure additional debt or equity financing, that we will be able to acquire cash flow positive operations, or that, if we are successful in any of those actions, those actions will produce adequate cash flow to enable us to meet all our future obligations. Most of our existing financing arrangements are short-term. If we are unable to obtain additional debt or equity financing, we may be required to significantly reduce or cease operations.

NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

Cash flows generated from operating activities were not enough to support all working capital requirements for the years ended December 31, 2023 and 2022. Financing activities described below have helped with working capital and other capital requirements.

We incurred $10,401,590 and $21,749,920, respectively, in losses, and we used $525,539 and $226,493, respectively, in cash for operations for the years ended December 31, 2023 and 2022. We calculate the net cash used by operating activities by decreasing, or increasing in case of gain, our let loss by those items that do not require the use of cash such as depreciation, amortization, promissory note issued for research and development, note payable issued for legal fees, derivative expense or gain, gain on extinguishment of debt, loss on conversion of notes payable, impairment of goodwill and long-lived assets and share-based compensation which totaled to a net $6,259,293 for 2023 and $16,746,502 for 2022.

In addition, we report increases in assets and reductions in liabilities as uses of cash and decreases in assets and increases in liabilities as sources of cash, together referred to as changes in operating assets and liabilities.  For the year ended December 31, 2023, we had a net increase in our assets and liabilities of $3,738,248 primarily from an increase in accounts payable from lag of payments for accounts payable for cash flow considerations and an increase in the balances from our operating lease liabilities.  For the year ended December 31, 2022, we had a net increase to our assets and liabilities of $4,776,925 for similar reasons.

Cash flows from financing activities were $483,363 and $(180,525) for the years ended December 31, 2023 and 2022, respectively.  For the year ended December 30, 2023, these cash flows were generated from proceeds from convertible notes, loans and advances of $433,500 and from notes payable – related parties of $166,188 offset by payment on convertible loans, advances and factoring agreements of $83,620.  For the year ended December 31, 2022, these cash flows were generated from proceeds from convertible notes, loans and advances of $1,256,187 offset by payment on convertible loans, advances and factoring agreements of $1,391,580.

Cash flows provided by (used in) investing activities were $0 and $(22,747), respectively, for the years ended December 31, 2023 and 2022 primarily related to the acquisition of property and equipment for 2022.

These factors raise substantial doubt about the ability of the Company to continue as a going concern for a period of one year from the issuance of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In order for us to continue as a going concern for a period of one year from the issuance of these financial statements, we will need to obtain additional debt or equity financing and look for companies with cash flow positive operations that we can acquire. There can be no assurance that we will be able to secure additional debt or equity financing, that we will be able to acquire cash flow positive operations, or that, if we are successful in any of those actions, those actions will produce adequate cash flow to enable us to meet all our future obligations. Most of our existing financing arrangements are short-term. If we are unable to obtain additional debt or equity financing, we may be required to significantly reduce or cease operations.